Revenue - Summary of Remaining Performance Obligations that are Unsatisfied (Parenthetical) (Detail) - Maximum - Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-03-31
Mar. 31, 2019
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation expected timing of satisfaction	3 years
Music
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation expected timing of satisfaction	3 years